Expense Example - SA Schroders VCP Global Allocation Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	97	313	548	1,220	122	392	682	1,507